Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 1,008	$ 1,059	$ 1,388
Net operating income/(loss)	$ (157)	(4,482)	(295)
Net income/(loss)		$ (4,659)	$ (1,219)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%	50.00%
Share of results from Sonadrill (net of tax)	$ 5	$ (2)	$ (1)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%	50.00%
Share of results from Sonadrill (net of tax)	$ (2)	$ 2	$ 0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Operating revenues	94	56	22
Net operating income/(loss)	18	(2)	(1)
Net income/(loss)	11	(5)	(2)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Operating revenues	142	44	0
Net operating income/(loss)	(4)	6	0
Net income/(loss)	$ (4)	$ 4	$ 0